ASSETS AND LIABILITIES HELD FOR SALE- Schedule of main assets and liabilities classified as held for sale (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS AND LIABILITIES HELD FOR SALE
Total Assets	R$ 279,685,593	R$ 289,871,330
Assets and liabilities classified as held for sale
ASSETS AND LIABILITIES HELD FOR SALE
Total Assets	1,072,431	4,502,102
Total Liabilities	0	194,454
Consórcio Energético Cruzeiro do Sul | Assets and liabilities classified as held for sale
ASSETS AND LIABILITIES HELD FOR SALE
Total Assets	0	596,664
Total Liabilities	0	109,502
Eletronuclear
ASSETS AND LIABILITIES HELD FOR SALE
Total Assets		24,586,511
Total Liabilities		24,586,511
Eletronuclear | Assets and liabilities classified as held for sale
ASSETS AND LIABILITIES HELD FOR SALE
Total Assets	535,000	0
Thermal projects | Assets and liabilities classified as held for sale
ASSETS AND LIABILITIES HELD FOR SALE
Total Assets	0	3,263,031
Total Liabilities	0	84,952
Empresa Metropolitana de Águas e Energia S.A. - EMAE | Assets and liabilities classified as held for sale
ASSETS AND LIABILITIES HELD FOR SALE
Total Assets	476,461	0
Lago Azul Transmissão S.A. | Assets and liabilities classified as held for sale
ASSETS AND LIABILITIES HELD FOR SALE
Total Assets	0	7,407
Mata de Santa Genebra Transmissão S.A. | Assets and liabilities classified as held for sale
ASSETS AND LIABILITIES HELD FOR SALE
Total Assets	0	635,000
Land | Assets and liabilities classified as held for sale
ASSETS AND LIABILITIES HELD FOR SALE
Total Assets	R$ 60,970	R$ 0